Note 5 - Debt - Interest Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
GRA Note	$ (0)	$ 755	$ 1,286	$ 143,524
Senior Notes [Member]
GRA Note			633	1,727
Paycheck Protection Program CARES Act [Member]
GRA Note			653	1,203
Insurance Premium Financing Costs[Member]
GRA Note			0	1,743
Convertible Debt [Member]
GRA Note			$ 0	$ 138,851